CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Operating activities:
Net income (loss)	$ 353	$ (345)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	540	537
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	430	406
Loss from disposal of assets	23	2
Loss on repurchase/early redemption of notes	56	38
Undistributed income (loss) of unconsolidated subsidiaries	(22)	52
Other non-cash items	130	172
Changes in operating assets and liabilities:
Provisions	163	500
Deferred income taxes	(80)	14
Trade and financing receivables related to sales, net	28	367
Inventories, net	(1,222)	(754)
Trade payables	232	(173)
Other assets and liabilities	(26)	304
Net cash provided by operating activities	605	1,120
Investing activities:
Additions to retail receivables	(2,857)	(2,747)
Collections of retail receivables	3,104	3,287
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	11	8
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	594	429
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(278)	(290)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,196)	(1,091)
Other	82	(42)
Net cash used in investing activities	(540)	(446)
Financing activities:
Proceeds from long-term debt	11,096	8,778
Payments of long-term debt	(11,994)	(9,146)
Net decrease in other financial liabilities	(187)	(451)
Dividends paid	(166)	(205)
Other	(16)	(58)
Net cash used in financing activities	(1,267)	(1,082)
Effect of foreign exchange rate changes on cash and cash equivalents	285	157
Decrease in cash and cash equivalents	(917)	(251)
Cash and cash equivalents, beginning of year	5,017	5,384
Cash and cash equivalents, end of period	$ 4,100	$ 5,133